DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2022
Disclusure Of New Standards In Period Prior To Their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4: -	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

a.	Amendment to IAS 1, “Presentation of Financial Statements”:

In February 2021, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (the IAS 1 Amendment). According to the IAS 1 Amendment, companies must provide disclosure of their material accounting policies rather than their significant accounting policies.

The IAS 1 Amendment is applicable for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company is currently evaluating the effects of the IAS 1 Amendment on its financial statements with no intension for early adoption.

b.	Amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors”:

In February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes to Accounting Estimates and Errors” (“the IAS 8 Amendment”), in which it introduces a new definition of “accounting estimates”.

Accounting estimates are defined as “monetary amounts in financial statements that are subject to measurement uncertainty”. The IAS 8 Amendment clarifies the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors.

The IAS 8 Amendment is to be applied prospectively for annual reporting periods beginning on or after January 1, 2023 and is applicable to changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Early application is permitted.

The Company is currently evaluating the effects of the IAS 8 Amendment on its financial statements with no intension for early adoption.